ACQUISITIONS OF CONSOLIDATED ENTITIES - Business Combinations By Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Other financial assets	$ 30,033	$ 25,887
Assets classified as held for sale	12,780	10,291
Acquisitions through business combinations, investment property	361	11
Goodwill	43,355	35,730	$ 34,911
Less:
Liabilities associated with assets classified as held for sale	(5,891)	(4,721)
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill	19,328	14,209
Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill	14,240	12,726
Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Goodwill	7,639	6,903
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	708	950
Accounts receivable and other	1,601	776
Other financial assets	164	649
Assets classified as held for sale		1,131
Inventory	333
Equity accounted investments	919
Property, plant and equipment	13,562	11,657
Intangible assets	4,663	1,632
Goodwill	6,232	3,899
Deferred income tax assets	14	60
Total assets	28,557	20,754
Less:
Accounts payable and other	1,918	3,855
Liabilities associated with assets classified as held for sale		(410)
Non-recourse borrowings	7,471	5,228
Deferred income tax liabilities	2,574	901
Non-controlling interests	213	3,019
Total liabilities	(12,176)	(13,413)
Identifiable assets acquired (liabilities assumed)	16,381	7,341
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	515	393
Accounts receivable and other	697	283
Other financial assets	50	294
Assets classified as held for sale		270
Inventory	118
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	11,855	4,141
Intangible assets	2,942	1,580
Goodwill	4,777	294
Deferred income tax assets	0	0
Total assets	20,954	7,255
Less:
Accounts payable and other	1,266	2,677
Liabilities associated with assets classified as held for sale		(70)
Non-recourse borrowings	6,293	478
Deferred income tax liabilities	2,356	454
Non-controlling interests	209	0
Total liabilities	(10,124)	(3,679)
Identifiable assets acquired (liabilities assumed)	10,830	3,576
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	78	4
Accounts receivable and other	246	50
Other financial assets	0	10
Assets classified as held for sale		0
Inventory	214
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	210	77
Intangible assets	1,639	52
Goodwill	1,161	49
Deferred income tax assets	5	0
Total assets	3,553	242
Less:
Accounts payable and other	277	41
Liabilities associated with assets classified as held for sale		0
Non-recourse borrowings	0	14
Deferred income tax liabilities	95	10
Non-controlling interests	0	4
Total liabilities	(372)	(69)
Identifiable assets acquired (liabilities assumed)	3,181	173
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	84	553
Accounts receivable and other	648	443
Other financial assets	112	345
Assets classified as held for sale		861
Inventory	0
Equity accounted investments	919
Investment properties	0
Property, plant and equipment	527	7,439
Intangible assets	0	0
Goodwill	71	3,556
Deferred income tax assets	0	60
Total assets	2,361	13,257
Less:
Accounts payable and other	276	1,137
Liabilities associated with assets classified as held for sale		(340)
Non-recourse borrowings	676	4,736
Deferred income tax liabilities	0	437
Non-controlling interests	0	3,015
Total liabilities	(952)	(9,665)
Identifiable assets acquired (liabilities assumed)	1,409	3,592
Total | Real Estate and other
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	31
Accounts receivable and other	10
Other financial assets	2
Inventory	1
Equity accounted investments	0
Investment properties	361
Property, plant and equipment	970
Intangible assets	82
Goodwill	223
Deferred income tax assets	9
Total assets	1,689
Less:
Accounts payable and other	99
Non-recourse borrowings	502
Deferred income tax liabilities	123
Non-controlling interests	4
Total liabilities	(728)
Identifiable assets acquired (liabilities assumed)	961
Colonial | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	110
Accounts receivable and other	429
Other financial assets	0
Inventory	17
Equity accounted investments	0
Property, plant and equipment	8,898
Intangible assets	0
Goodwill	1,979
Deferred income tax assets	0
Total assets	11,433
Less:
Accounts payable and other	543
Non-recourse borrowings	2,686
Deferred income tax liabilities	1,979
Non-controlling interests	0
Total liabilities	(5,208)
Identifiable assets acquired (liabilities assumed)	6,225
Hotwire | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	320
Accounts receivable and other	214
Other financial assets	0
Inventory	90
Equity accounted investments	0
Property, plant and equipment	2,730
Intangible assets	1,542
Goodwill	2,633
Deferred income tax assets	0
Total assets	7,529
Less:
Accounts payable and other	467
Non-recourse borrowings	2,967
Deferred income tax liabilities	148
Non-controlling interests	175
Total liabilities	(3,757)
Identifiable assets acquired (liabilities assumed)	3,772
Mantiqueira | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	67
Accounts receivable and other	24
Other financial assets	16
Inventory	0
Equity accounted investments	0
Property, plant and equipment	0
Intangible assets	1,330
Goodwill	54
Deferred income tax assets	0
Total assets	1,491
Less:
Accounts payable and other	144
Non-recourse borrowings	563
Deferred income tax liabilities	201
Non-controlling interests	0
Total liabilities	(908)
Identifiable assets acquired (liabilities assumed)	583
Chemelex | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	35
Accounts receivable and other	157
Other financial assets	0
Inventory	109
Equity accounted investments	0
Property, plant and equipment	115
Intangible assets	804
Goodwill	680
Deferred income tax assets	2
Total assets	1,902
Less:
Accounts payable and other	167
Non-recourse borrowings	0
Deferred income tax liabilities	81
Non-controlling interests	0
Total liabilities	(248)
Identifiable assets acquired (liabilities assumed)	1,654
Antylia | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	34
Accounts receivable and other	64
Other financial assets	0
Inventory	97
Equity accounted investments	0
Property, plant and equipment	88
Intangible assets	786
Goodwill	373
Deferred income tax assets	2
Total assets	1,444
Less:
Accounts payable and other	77
Non-recourse borrowings	0
Deferred income tax liabilities	5
Non-controlling interests	0
Total liabilities	(82)
Identifiable assets acquired (liabilities assumed)	1,362
Geronimo | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	84
Accounts receivable and other	648
Other financial assets	112
Inventory	0
Equity accounted investments	919
Property, plant and equipment	527
Intangible assets	0
Goodwill	71
Deferred income tax assets	0
Total assets	2,361
Less:
Accounts payable and other	276
Non-recourse borrowings	676
Deferred income tax liabilities	0
Non-controlling interests	0
Total liabilities	(952)
Identifiable assets acquired (liabilities assumed)	$ 1,409
Neoen | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		544
Accounts receivable and other		417
Other financial assets		345
Assets classified as held for sale		861
Property, plant and equipment		7,185
Intangible assets		0
Goodwill		3,531
Deferred income tax assets		60
Total assets		12,943
Less:
Accounts payable and other		1,123
Liabilities associated with assets classified as held for sale		(340)
Non-recourse borrowings		4,611
Deferred income tax liabilities		423
Non-controlling interests		3,005
Total liabilities		(9,502)
Identifiable assets acquired (liabilities assumed)		3,441
ATC India | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		368
Accounts receivable and other		136
Other financial assets		279
Assets classified as held for sale		0
Property, plant and equipment		1,785
Intangible assets		582
Goodwill		294
Deferred income tax assets		0
Total assets		3,444
Less:
Accounts payable and other		1,122
Liabilities associated with assets classified as held for sale		0
Non-recourse borrowings		119
Deferred income tax liabilities		162
Non-controlling interests		0
Total liabilities		(1,403)
Identifiable assets acquired (liabilities assumed)		2,041
Cyxtera | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		14
Accounts receivable and other		140
Other financial assets		0
Assets classified as held for sale		270
Property, plant and equipment		2,356
Intangible assets		379
Goodwill		0
Deferred income tax assets		0
Total assets		3,159
Less:
Accounts payable and other		1,503
Liabilities associated with assets classified as held for sale		(70)
Non-recourse borrowings		0
Deferred income tax liabilities		229
Non-controlling interests		0
Total liabilities		(1,802)
Identifiable assets acquired (liabilities assumed)		$ 1,357